RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Noncash share-based compensation expense recognized	$ 67,000	$ 2,838,000	$ 5,366,000
Restricted shares authorized (in shares)	400,000
Costs and expenses, related party	3,821,000	3,686,000	2,514,000
Accounts receivable, net related party	1,600,000
Initial funding per vessel	200,000
Number of months working capital is to be repaid (in months)	6
Scandic American Shipping Ltd [Member]
Related Party Transaction [Line Items]
New amount of management fee due to increase in the period	500,000
Related Party Transaction, Previous amount of management fee before increase in the period	350,000
Manager's right to ownership of company's total outstanding shares (in hundredths)	2.00%
Common Stock, par value (in dollars per share)	$ 0.01
Compensation - Restricted Shares (in shares)	4,612	93,878
Fair value of shares issued to manager (in dollars per share)	$ 14.45	$ 30.24
Noncash share-based compensation expense recognized	100,000	2,800,000	5,400,000
Number of follow-on offerings	9
Restricted shares issued in connection to follow-on offerings (in shares)	937,976
Number of years after grant before restricted shares can be transferred (in years)	3Y
Shares non-transferable for longer period (in shares)	149,183
Longer period for non-transferable restricted shares (in years)	6Y
Total costs for services recognized under the Management Agreement	3,800,000	3,700,000	2,500,000
Accounts payable	900,000	900,000
Restricted shares issued to the Manager (in shares)	174,000
Share-based compensation arrangement shares authorized and issued, first range (in shares)	100,000
Share-based compensation arrangement shares cliff vesting period, first range (in years)	4Y
Share-based compensation arrangement shares authorized and issued, second range (in shares)	74,000
Share-based compensation arrangement shares cliff vesting period, second range (in years)	5Y
Ownership of company by Manager and Owners (in hundredths)	2.20%
Management Agreement remaining term (in years)	10Y
Continuous length of the Management Agreement unless terminated (in years)	10Y
Director [Member]
Related Party Transaction [Line Items]
Costs and expenses, related party	100,000	100,000	100,000
Investor Relationship Officer [Member]
Related Party Transaction [Line Items]
Costs and expenses, related party	100,000	100,000	100,000
Orion Tankers Ltd [Member]
Related Party Transaction [Line Items]
Costs and expenses, related party	100,000
Accounts receivable, net related party	1,600,000
Related party receivable	18,900,000
Initial funding per vessel	$ 200,000
Number of months working capital is to be repaid (in months)	6